Shareholder Fees - (Eaton Vance Series Trust II) - (Parametric Tax-Managed Emerging Markets Fund) - Class I	Jun. 30, 2025
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%